Federated Hermes Municipal High Yield Advantage Fund Expense Example, No Redemption - Federated Hermes Municipal High Yield Advantage Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 569
Expense Example, No Redemption, 3 Years	820
Expense Example, No Redemption, 5 Years	1,090
Expense Example, No Redemption, 10 Years	1,861
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,102
F
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	764
Expense Example, No Redemption, 10 Years	1,563
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	$ 1,190